                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                RULE 24f-2 NOTICE

                                       FOR

                 Providentmutual Variable Life Separate Account

                              (Name of Registrant)

                              300 Continental Drive

                                Newark, DE 19713
                    (Address of principal executive offices)

                              File Number 33-83138

1. The following information is set forth pursuant to the requirements of Rule 24f-2(b)(1):

         (i).     Fiscal year for  which Notice is filed:

                  Fiscal year ended December 31, 1996

         (ii). Number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year.

                  None

         (iii). The number or amount of securities, if any, registered during such fiscal year other than pursuant to Rule 24f-2:

                  None


         (iv). The number or amount of securities sold during the fiscal year:

                  Growth                         Money Market              Bond                    Managed
                  Subaccount                     Subaccount                Subaccount              Subaccount
                  ----------                     ----------                ----------              ----------
                  $442,875.24                    $4,101,539.44             $104,043.79             $43,520.84

                  worth of                       worth of                  worth of                worth of
                  policies(1)                    policies(2)               policies(3)             policies(4)

                  Aggressive                     International
                  Growth Subaccount              Subaccount
                  -----------------              ----------
                  $387,224.00                    $439,529.52

                  worth of                       worth of
                  policies(5)                    policies(6)

Fidelity                                                Fidelity Asset
Equity Income                Fidelity Growth            Manager                     Fidelity Index
Subaccount                   Subaccount                 Subaccount                  500 Subaccount
----------                   ----------                 ----------                  --------------
$1,858,866.65                $2,281,596.40              $689,857.71                 $1,674,767.04


worth of                     worth of                   worth of                     worth of
policies (7)                 policies (8)               policies (9)                 policies (10)


Fidelity High                Fidelity                   Fidelity Investment
Income                       Overseas                   Grade Bond                   Fidelity Contrafund
Subaccount                   Subaccount                 Subaccount                   Subaccount
----------                   ----------                 ----------                   ----------
$250,882.22                  $442,321.29                $123,164.00                  $299,972.57

worth of                     worth of                   worth of                     worth of
policies (11)                policies (12)              policies (13)                policies (14)


                             Neuberger & Berman         Neuberger & Berman
Neuberger & Berman           Balanced                   Limit Maturity Bond          TCI Growth
Growth Subaccount            Subaccount                 Subaccount                   Subaccount
-----------------            ----------                 ----------                   ----------
$401,089.38                  $144,512.19                $25,182.51                   $288,564.40

worth of                     worth of                   worth of                     worth of
policies (15)                policies (16)              policies (17)                policies (18)


                                                                                     Alger American
                             Van Eck Gold &             Van Eck                      Small
Van Eck Worldwide            Natural Resources          Emerging Markets             Capitalization
Bond Subaccount              Subaccount                 Subaccount                   Subaccount
---------------              ----------                 ----------                   ----------
$69,520.91                   $124,405.15                $57,479.23                   $380,768.48

worth of                     worth of                   worth of                     worth of
policies (19)                policies (20)              policies (21)                policies (22)


(v). The number or amount of securities sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2

Growth                       Money Market                Bond                        Managed
Subaccount                   Subaccount                  Subaccount                  Subaccount
----------                   ----------                  ----------                  ----------
$442,875.24                  $4,101,539.44               $104,043.79                 $43,520.84

worth of                     worth of                    worth of                    worth of
policies(1)                  policies(2)                 policies(3)                 policies(4)

Aggressive                   International
Growth Subaccount            Subaccount
-----------------            ----------
$387,224.00                  $439,529.52

worth of                     worth of
policies(5)                  policies(6)


Fidelity                                                 Fidelity Asset
Equity Income                Fidelity Growth             Manager                     Fidelity Index
Subaccount                   Subaccount                  Subaccount                  500 Subaccount
----------                   ----------                  ----------                  --------------
$1,858,866.65                $2,281,596.40               $689,857.71                 $1,674,767.04


worth of                     worth of                    worth of                    worth of
policies (7)                 policies (8)                policies (9)                policies (10)


Fidelity High                Fidelity                    Fidelity Investment
Income                       Overseas                    Grade Bond                  Fidelity Contrafund
Subaccount                   Subaccount                  Subaccount                  Subaccount
----------                   ----------                  ----------                  ----------
$250,882.22                  $442,321.29                 $123,164.00                 $299,972.57

worth of                     worth of                    worth of                    worth of
policies (11)                policies (12)               policies (13)               policies (14)


                                                        Neuberger &
Neuberger                    Neuberger & Berman         Berman Limit
& Berman                     Balanced                   Maturity Bond                TCI Growth
Growth Subaccount            Subaccount                 Subaccount                   Subaccount
-----------------            ----------                 ----------                   ----------
$401,089.38                  $144,512.19                $25,182.51                   $288,564.40

worth of                     worth of                   worth of                     worth of
policies (15)                policies (16)              policies (17)                policies (18)


                                                                                     Alger American
                             Van Eck Gold &             Van Eck                      Small
Van Eck Worldwide            Natural Resources          Emerging Markets             Capitalization
Bond Subaccount              Subaccount                 Subaccount                   Subaccount
---------------              ----------                 ----------                   ----------
$69,520.91                   $124,405.15                $57,479.23                   $380,768.48


worth of                     worth of                   worth of                     worth of
policies (19)                policies (20)              policies (21)                policies (22)

2. An opinion of counsel with respect to the validity of the shares accompanies this Notice.

3.       Filing fee with respect to shares specified in 1(v) above:

         Growth Subaccount                                         $   103.13              (1)
         Money Market Subaccount                                        69.53              (2)
         Bond Subaccount                                                24.03              (3)
         Managed Subaccount                                             10.81              (4)
         Aggressive Growth Subaccount                                   80.47              (5)
         International Subaccount                                       98.36              (6)
         Fidelity Equity Income Subaccount                             411.00              (7)
         Fidelity Growth Subaccount                                    466.91              (8)
         Fidelity Asset Manager Subaccount                             187.53              (9)
         Fidelity Index 500 Subaccount                                 338.94             (10)
         Fidelity High Income Subaccount                                60.02             (11)
         Fidelity Overseas Subaccount                                   92.68             (12)
         Fidelity Investment Grade Bond Subaccount                      27.21             (13)
         Fidelity Contrafund Subaccount                                 68.89             (14)
         Neuberger & Berman Growth Subaccount                           88.86             (15)
         Neuberger & Berman Balanced Subaccount                         25.93             (16)
         Neuberger & Berman Bond Subaccount                              4.70             (17)
         TCI Growth Subaccount                                          55.44             (18)
         Van Eck Worldwide Bond Subaccount                              12.30             (19)
         Van Eck Gold and Natural Resources Subaccount                  30.50             (20)
         Van Eck Emerging Markets Subaccount                            14.57             (21)
         Alger American Small Capitalization Subaccount                104.98             (22)
                                                                   ----------

                                                                   $ 2,376.80

Minimum Filing Fee (Certified Check Enclosed):  $ 2,376.80

DATED:  February 26, 1997

                 PROVIDENTMUTUAL VARIABLE LIFE SEPARATE ACCOUNT

                  BY: /s/ M. Diane Koken
                      -------------------------------
                      M. Diane Koken

(1) The actual aggregate sales price was $442,875.24, which consists of 3,477 policies allocating premiums to the Growth Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Growth Subaccount policies redeemed was $102,560.89. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies in calculated as follows:

         $442,875.24 - 102,560.89 = $340,314.35 / 3300 = $103.13

(2) The actual aggregate sales price was $4,101,539.44, which consists of 3,220 policies allocating premiums to the Money Market Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Money Market Subaccount policies redeemed was $3,872,104.50. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $4,101,539.44 - $3,872,104.50 = $229,434.94 / 3300 = $69.53

(3) The actual aggregate sales price was $104,043.79, which consists of 1,737 policies allocating premiums to the Bond Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Bond Subaccount policies redeemed was $24,741.15. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $104,043.79 - 24,741.15 = $79,302.64 / 3300 = $24.03

(4) The actual aggregate sales price was $43,520.84, which consists of 658 policies allocating premiums to the Managed Subaccount. During the fiscal year ended December 31, 1995, the actual aggregate redemption price of Managed Subaccount policies redeemed was $7,851.01. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $43,520.84 - 7,851.01 = $35,669.83 / 3300 = $10.81

(5) The actual aggregate sales price was $387,224.00, which consists of 3,924 policies allocating premiums to the Aggressive Growth Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Aggressive Growth Subaccount policies redeemed was $121,666.95. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $387,224.00 - 121,666.95 = $265,557.05 / 3300 = $80.47

(6) The actual aggregate sales price was $439,529.52, which consists of 3,200 policies allocating premiums to the International Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of International Subaccount policies redeemed was $114,942.13. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $439,529.52 - 114,942.13 = $324,587.39 / 3300 = $98.36

(7) The actual aggregate sales price was $1,858,866.65, which consists of 8,512 policies allocating premiums to the Fidelity Equity Income Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity Equity Income Subaccount policies redeemed was $502,582.42. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $1,858,866.65 - 502,582.42 = $1,356,284.23 / 3300 = $411.00

(8) The actual aggregate sales price was $2,281,596.40, which consists of 12,113 policies allocating premiums to the Fidelity Growth Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity Growth Subaccount policies redeemed was $740,786.40. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $2,281,596.40 - 740,786.40 = $1,540,810.00 / 3300 = $466.91

(9) The actual aggregate sales price was $689,857.71, which consists of 1,301 policies allocating premiums to the Fidelity Asset Manager Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity Asset Manager Subaccount policies redeemed was $70,999.20. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $689,857.71 - 70,999.20 = $618,858.51 / 3300 = $187.53

(10) The actual aggregate sales price was $1,674,767.04, which consists of 6,478 policies allocating premiums to the Fidelity Index 500 Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity Index 500 Subaccount policies redeemed was $556,261.04. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $1,674,767.04 - 556,261.04 = $1,118,506.00 / 3300 = $338.94

(11) The actual aggregate sales price was $250,882.22, which consists of 2,262 policies allocating premiums to the Fidelity High Income Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity High Income Subaccount policies redeemed was $52,827.56. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $250,882.22 - 52,827.56 = $198,054.66 / 3300 = $60.02

(12) The actual aggregate sales price was $442,321.29, which consists of 4,197 policies allocating premiums to the Fidelity Overseas Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity Overseas Subaccount policies redeemed was $136,470.11. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $442,321.29 - 136,470.11 = $305,851.18 / 3300 = $92.68

(13) The actual aggregate sales price was $123,164.00, which consists of 1,958 policies allocating premiums to the Fidelity Investment Grade Bond Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity Investment Grade Bond Subaccount policies redeemed was $33,386.22. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $123,164.00 - 33,386.22 - $89,777.78 / 3300 = $27.21

(14) The actual aggregate sales price was $299,972.57, which consists of 759 policies allocating premiums to the Fidelity Contrafund Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity Contrafund Subaccount policies redeemed was $72,637.70. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $299,972.57 - 72,637.70 = $227,334.87 / 3300 - $68.89

(15) The actual aggregate sales price was $401,089.38 which consists of 3,575 policies allocating premiums to the Neuberger & Berman Growth Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Neuberger & Berman Growth Subaccount policies redeemed was $107,838.14. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $401,089.38 - 107,838.14 = $293,251.24 / 3300 = $88.86

(16) The actual aggregate sales price was $144,512.19, which consists of 1,231 policies allocating premiums to the Neuberger & Berman Balanced Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Neuberger & Berman Balanced Subaccount policies redeemed was $58,927.31. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $144,512.19 - 58,927.31 = $85,584.88 / 3300 = $25.93

(17) The actual aggregate sales price was $25,182.51, which consists of 377 policies allocating premiums to the Neuberger & Berman Limited Maturity Bond Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Neuberger & Berman Limited Maturity Bond Subaccount policies redeemed was $9,682.70. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $25,182.51 - 9,682.70 = $15,499.81 / 3300 = $4.70

(18) The actual aggregate sales price was $288,564.40, which consists of 3,222 policies allocating premiums to the TCI Growth Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of TCI Growth Subaccount policies redeemed was $105,597.79. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $288,564.40 - 105,597.79 = $182,966.61 / 3300 = $55.44

(19) The actual aggregate sales price was $69,520.91, which consists of 1,532 policies allocating premiums to the Van Eck Worldwide Bond Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Van Eck Worldwide Bond Subaccount policies redeemed was $28,917.82. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $69,520.91 - 28,917.82 = $40,603.09 / 3300 = $12.30

(20) The actual aggregate sales price was $124,405.15, which consists of 717 policies allocating premiums to the Van Eck Gold and Natural Resources Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Van Eck Gold and Natural Resources Subaccount policies redeemed was $23,741.78. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $124,405.15 - 23,741.78 = $100,663.37 / 3300 = $30.50

(21) The actual aggregate sales price was $57,479.23, which consists of 421 policies allocating premiums to the Van Eck Emerging Markets Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Van Eck Emerging Markets Subaccount policies redeemed was $9,384.02. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $57,479.23 - 9,384.02 = $48,095.21 / 3300 = $14.57

(22) The actual aggregate sales price was $380,768.48, which consists of 1,011 policies allocating premiums to the Alger American Small Capitalization Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Alger American Small Capitalization Subaccount policies redeemed was $34,350.20. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $380,768.48 - 34,350.20 = $346,418.28 / 3300 = $104.98

                                                              February 26, 1997

Providentmutual Life and Annuity Company
  of America
300 Continental Drive
Newark, DE  19713

                  Re:     Rule 24f-2 Notice
                          Providentmutual Variable Life Separate Account Registration Number 33-83138

Dear Sirs/Madames:

         I have served as counsel to Providentmutual Life and Annuity Company of America in connection with the above-referenced Notice. In my opinion, the securities being registered with respect to the Providentmutual Variable Life Separate Account are legally issued, fully paid and non-assessable.

                                                              Very truly yours,

                                                              Adam Scaramella

AS/ja